Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.5%

Biotechnology - 51.9%
Arcturus Therapeutics Holdings, Inc.*†	1,927,148	$51,300,680
Beam Therapeutics, Inc.*	2,117,157	65,017,891
CareDx, Inc.*†	6,595,196	53,355,136
Compass Pathways PLC (United Kingdom)*†(a)	2,464,633	19,766,357
CRISPR Therapeutics AG (Switzerland)*	1,540,717	75,402,690
Exact Sciences Corp.*	2,870,381	183,905,311
Incyte Corp.*	678,565	50,492,022
Intellia Therapeutics, Inc.*	1,859,593	70,199,636
Ionis Pharmaceuticals, Inc.*	2,558,430	90,491,669
Iovance Biotherapeutics, Inc.*	782,916	4,415,646
Moderna, Inc.*	144,491	19,201,409
Nurix Therapeutics, Inc.*	2,284,292	21,997,732
Prime Medicine, Inc.*	1,795,882	24,729,295
Recursion Pharmaceuticals, Inc., Class A*	3,469,619	16,550,083
Regeneron Pharmaceuticals, Inc.*	32,557	26,103,877
Repare Therapeutics, Inc. (Canada)*†	2,655,464	23,792,957
Senti Biosciences, Inc.*	1,842,104	1,810,051
Senti Biosciences, Inc.*(b)	243,471	239,235
Surface Oncology, Inc.*†	5,372,094	3,089,491
Twist Bioscience Corp.*†	2,882,848	35,977,943
Veracyte, Inc.*	2,151,665	48,713,695
Vertex Pharmaceuticals, Inc.*	116,823	39,805,101
Verve Therapeutics, Inc.*	2,740,858	43,661,868
Total Biotechnology		970,019,775

Chemicals - 3.1%
Ginkgo Bioworks Holdings, Inc.*	47,897,198	58,434,581

Electronic Equipment, Instruments & Components - 1.4%
908 Devices, Inc.*†	3,873,040	26,181,750

Health Care Equipment & Supplies - 2.3%
Butterfly Network, Inc.*†	12,881,261	27,823,524
Cerus Corp.*	6,248,469	14,433,963
Total Health Care Equipment & Supplies		42,257,487

Health Care Providers & Services - 5.5%
Accolade, Inc.*†	5,742,124	77,690,938
Guardant Health, Inc.*	565,942	12,767,652
Invitae Corp.*	8,108,573	11,027,659
Total Health Care Providers & Services		101,486,249

Health Care Technology - 13.4%
Schrodinger, Inc.*†	3,791,903	111,936,976
Teladoc Health, Inc.*	3,842,739	101,947,866
Veeva Systems, Inc., Class A*	202,524	36,267,998
Total Health Care Technology		250,152,840

Life Sciences Tools & Services - 16.2%
10X Genomics, Inc., Class A*	738,078	38,697,429
Adaptive Biotechnologies Corp.*†	8,933,998	63,788,746
Berkeley Lights, Inc.*	2,235,521	2,615,560
Codexis, Inc.*†	4,167,806	16,337,799
Pacific Biosciences of California, Inc.*	10,893,566	115,471,800
Personalis, Inc.*†	5,688,525	12,969,837
Quantum-Si, Inc.*†	11,353,475	16,689,608
SomaLogic, Inc.*†	12,825,407	35,911,140
Total Life Sciences Tools & Services		302,481,919

Pharmaceuticals - 1.0%
Pfizer, Inc.	470,282	18,289,267

Semiconductors & Semiconductor Equipment - 2.5%
NVIDIA Corp.	166,614	46,233,719

Investments	Shares	Value

Software - 2.2%
UiPath, Inc., Class A*	2,959,190	$41,665,395
Total Common Stocks
(Cost $5,959,564,262)		1,857,202,982
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (c)
(Cost $1,654,079)	1,654,079	1,654,079
Total Investments–99.6%
(Cost $5,961,218,341)		1,858,857,061
Other Assets in Excess of Liabilities–0.4%		6,678,130
Net Assets–100.0%		$1,865,535,191

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of April 30, 2023, total investments in restricted securities were $239,235 and are classified as Level 1.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Common Stocks — 30.9%
Biotechnology — 10.0%
Arcturus Therapeutics Holdings, Inc.
39,811,175	17,630,342	(23,287,370)	(7,810,756)	24,957,289	–	–	1,927,148	51,300,680
CareDx, Inc.
104,441,573	94,203,158	(54,294,649)	(246,974)	(90,747,972)	–	–	6,595,196	53,355,136
Compass Pathways PLC
–	35,458,709	(7,786,893)	444,869	(8,350,328)	–	–	2,464,633	19,766,357
Repare Therapeutics, Inc.
34,591,003	19,521,178	(20,474,427)	(5,711,498)	(4,133,299)	–	–	2,655,464	23,792,957
Surface Oncology, Inc.
10,813,242	2,733,006	(3,635,855)	(1,031,856)	(5,789,046)	–	–	5,372,094	3,089,491
Twist Bioscience Corp.
113,950,836	54,691,652	(48,479,768)	(7,806,750)	(76,378,027)	–	–	2,882,848	35,977,943
Chemicals — 0.0%
Zymergen, Inc. ^
19,213,895	2,867,953	(20,336,476)	(46,330,747)	44,585,375	–	–	–	–
Electronic Equipment, Instruments & Components — 1.4%
908 Devices, Inc.
80,344,058	33,929,766	(28,239,403)	(2,845,647)	(57,007,024)	–	–	3,873,040	26,181,750
Health Care Equipment & Supplies — 1.5%
Butterfly Network, Inc.
36,949,002	40,492,096	(23,812,463)	(6,520,461)	(19,284,650)	–	–	12,881,261	27,823,524
Health Care Providers & Services — 4.2%
Accolade, Inc.
56,841,976	36,560,292	(39,601,328)	6,639,451	17,250,547	–	–	5,742,124	77,690,938
Health Care Technology — 6.0%
Schrodinger, Inc.
107,424,667	68,564,904	(57,135,167)	268,140	(7,185,568)	–	–	3,791,903	111,936,976
Life Sciences Tools & Services — 7.8%
Adaptive Biotechnologies Corp.
79,152,238	53,881,970	(48,741,303)	345,890	(20,850,049)	–	–	8,933,998	63,788,746
Codexis, Inc.
30,479,069	13,579,380	(14,913,181)	(2,992,557)	(9,814,912)	–	–	4,167,806	16,337,799
Pacific Biosciences of California, Inc. ^
52,499,699	52,195,332	(61,825,622)	(1,825,697)	74,428,088	–	–	10,893,566	115,471,800
Personalis, Inc.
19,984,442	11,105,616	(10,168,803)	(228,096)	(7,723,322)	–	–	5,688,525	12,969,837
Quantum-Si, Inc.
37,961,956	17,505,899	(17,659,663)	(3,151,304)	(17,967,280)	–	–	11,353,475	16,689,608
SomaLogic, Inc.
43,910,861	31,205,074	(18,760,099)	(30,459)	(20,414,237)	–	–	12,825,407	35,911,140
$868,369,692	$586,126,327	$(499,152,470)	$(78,834,452)	$(184,424,415)	$–	$–	102,048,488	$692,084,682

^	As of April 30, 2023, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,857,202,982	$–	$–	$1,857,202,982
Money Market Fund	1,654,079	–	–	1,654,079
Total	$1,858,857,061	$–	$–	$1,858,857,061

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.